Acquisition of Shenzhen Minheng (Tables)	12 Months Ended
Dec. 31, 2018
Acquisition of Shenzhen Minheng
Schedule of allocation of the purchase price

		Amortization
	Amounts	Years
	RMB
Cash	310
Financing receivables, net of provision of RMB10,450	268,365
Other current assets	18,648
Amortizable intangible asset
Customer database	9,697	5.5
Goodwill	25,680
Funding debts	(310,428)
Other current liabilities	(10,878)
Deferred tax assets	2,424
Deferred tax liabilities	(2,424)
Total	1,394
Total purchase price comprised of
—Cash consideration paid by parent company	1,000
—Fair value of previously held equity interests	394
Total	1,394

Schedule of pro forma adjustments

	For the year ended
	December 31,
	2016	2016
	RMB	US$
Pro forma total revenues	59,916	9,055
Pro forma net loss	233,212	35,244